UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2019

Item 1. Schedule of Investments.

	The Acquirers Fund
	Schedule of Investments
	July 31, 2019 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 131.3%
	Administrative and Support and Waste Management and Remediation Services - 4.2%
3,750	ManpowerGroup, Inc. ^	$342,562

	Finance and Insurance - 74.7%
3,453	Allstate Corporation ^	370,852
3,108	American National Insurance Company ^	376,130
8,164	Assured Guaranty, Ltd. ^	356,685
8,223	Athene Holding, Ltd. - Class A (a) ^	335,992
12,459	Bank of America Corporation ^	382,242
4,647	Bank of Montreal ^	347,642
806	First Citizens BancShares, Inc. - Class A ^	376,418
2,735	Hanover Insurance Group, Inc. ^	354,757
19,401	Manulife Financial Corporation ^	350,770
26,044	MGIC Investment Corporation (a) ^	334,665
6,673	Popular, Inc. ^	384,098
6,063	Principal Financial Group, Inc. ^	351,896
3,519	Prudential Financial, Inc. ^	356,510
15,301	Radian Group, Inc. ^	348,863
2,293	Reinsurance Group of America, Inc. ^	357,525
4,415	Royal Bank of Canada ^	348,388
8,634	Sun Life Financial, Inc. ^	357,361
		6,090,794
	Management of Companies and Enterprises - 4.2%
13,058	American Equity Investment Life Holding Company ^	336,896

	Manufacturing - 39.7%
21,160	AVX Corporation ^	322,267
2,062	Cummins, Inc. ^	338,168
25,201	Fiat Chrysler Automobiles NV ^	332,401
16,931	HP, Inc. ^	356,228
2,543	Lear Corporation ^	322,402
13,860	Louisiana-Pacific Corporation ^	362,300
10,545	Micron Technology, Inc. (a) ^	473,365
4,256	Oshkosh Corporation ^	355,674
21,990	Vishay Intertechnology, Inc. ^	373,830
		3,236,635
	Retail Trade - 4.2%
6,233	Insight Enterprises, Inc. (a) ^	342,940

	Transportation and Warehousing - 4.3%
6,835	Southwest Airlines Company ^	352,208
	TOTAL COMMON STOCKS (Cost $10,465,344)	10,702,035

	SHORT-TERM INVESTMENTS- 0.0% +
1,151	First American Government Obligations Fund, Class X 2.24% *	1,151
1,151	First American Treasury Obligations Fund, Class X 2.20% *	1,151
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,302)	2,302
	Total Investments - 131.3% (Cost $10,467,646)	10,704,337
	Liabilities in Excess of Other Assets - (0.1)%	(2,550,489)
	NET ASSETS - 100.0%	$8,153,848

	Percentages are stated as a percent of net assets.

To the extent that the Fund invests more heavily in partiular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors or strategies.

(a)	Non-income producing security.
+	Represents less than 0.05% of net assets.
*	Rate shown is the annualized seven-day yield as of July 31, 2019.
^	All or a portion of the security has been committed as collateral for securities sold short.

	The Acquirers Fund
	Schedule of Securities Sold Short
	July 31, 2019 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 31.2%
	Accommodation and Food Services - 3.2%
851	Marriott Vacations Worldwide Corporation	$86,998
2,920	MGM Resorts International	87,658
1,446	Wyndham Hotels & Resorts, Inc.	81,771
		256,427
	Administrative and Support and Waste Management and Remediation Services - 1.1%
1,126	TransUnion	93,222

	Finance and Insurance - 1.0%
846	First Republic Bank	84,059

	Information - 8.2%
998	Blackbaud, Inc.	90,818
1,529	DocuSign, Inc. (a)	79,080
5,548	FireEye, Inc. (a)	83,220
1,734	Mimecast, Ltd. (a)	82,538
217	Netflix, Inc. (a)	70,089
394	Palo Alto Networks, Inc. (a)	89,257
653	Splunk, Inc. (a)	88,357
7,042	Vonage Holdings Corporation (a)	87,321
		670,680
	Manufacturing - 10.4%
2,994	Colfax Corporation (a)	82,874
1,761	Emergent BioSolutions, Inc. (a)	77,731
2,076	Energizer Holdings, Inc.	87,358
2,145	Entegris, Inc.	93,329
1,011	iRhythm Technologies, Inc. (a)	84,055
953	Microchip Technology, Inc.	89,982
2,565	National Vision Holdings, Inc. (a)	81,028
951	Neurocrine Biosciences, Inc. (a)	91,667
5,023	Pure Storage, Inc. - Class A (a)	76,048
5,125	Welbilt, Inc. (a)	84,152
		848,224
	Mining, Quarrying, and Oil and Gas Extraction - 1.0%
12,982	Kosmos Energy, Ltd.	78,022

	Professional, Scientific, and Technical Services - 2.9%
1,122	GoDaddy, Inc. - Class A (a)	82,332
3,068	Nutanix, Inc. - Class A (a)	69,644
1,372	RealPage, Inc. (a)	85,723
		237,699
	Real Estate - 1.3%
795	Howard Hughes Corporation (a)	107,325

	Wholesale Trade - 2.1%
861	New Relic, Inc. (a)	80,219
1,204	SiteOne Landscape Supply, Inc. (a)	88,939
		169,158
	TOTAL COMMON STOCKS (Proceeds $2,460,273)	2,544,816
	TOTAL SECURITIES SOLD SHORT (Proceeds $2,460,273)	$2,544,816

(a)	Non-income producing security.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2019:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,702,035	$-	$-	$10,702,035
Short-Term Investments	2,302	-	-	2,302
Total Investments in Securities	$10,704,337	$-	$-	$10,704,337

Liabilities - Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$2,544,816	$-	$-	$2,544,816
Total Liabilities - Securities Sold Short	$2,544,816	$-	$-	$2,544,816

For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)*     /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date        9/30/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date        9/30/2019

By (Signature and Title)*    /s/ Kristen M Weitzel
  Kristen M Weitzel, Treasurer (principal financial officer)

Date        9/30/2019

* Print the name and title of each signing officer under his or her signature.